Discontinued Operations (Details) - Schedule of discontinued operations statements of operations - CMI Transaction [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations (Details) - Schedule of discontinued operations statements of operations [Line Items]
Net sales	$ 1,399,505	$ 1,858,202	$ 4,713,077	$ 5,187,069	$ 6,860,282	$ 3,460,566
Cost of goods sold, inclusive of depreciation	857,281	1,354,626	2,982,974	3,982,677	4,901,237	2,237,004
Gross profit	542,224	503,576	1,730,103	1,204,392	1,959,045	1,223,562
Operating expenses:
Personnel costs	71,085	104,021	335,182	286,788	402,389	266,165
Sales and marketing	186,190	224,382	621,765	699,080	908,502	414,210
General and administrative	29,307	54,904	82,144	186,614	231,376	132,894
Legal and professional fees	5,550	56,436	35,815	77,667	156,782	81,234
Amortization expense		8,967		26,901	26,901	16,653
Total operating expenses	292,132	448,710	1,074,906	1,277,050	1,725,950	911,156
Gain / (loss) from operations	250,092	54,866	655,197	(72,658)	233,095	312,406
Other income (expenses):
Interest expense		(25,858)	(49,803)	(126,083)
Goodwill impairment		(4,663,514)		(4,663,514)
Total other expenses		(4,689,372)	(49,803)	(4,789,597)	(5,178,324)	(9,921)
Net gain / (loss) from discontinued operations, before taxes	250,092	(4,634,506)	605,394	(4,862,255)	(4,945,229)	302,485
Income taxes
Net loss from discontinued operations	$ 250,092	$ (4,634,506)	$ 605,394	$ (4,862,255)